Cash Flow Information - Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncash Investing and Financing Activities
Increase in PP&E related to an increase in asset retirement obligations	$ 182	$ 808	$ 974
Cash Payments
Interest	919	1,120	1,052
Income taxes	10,285	8,262	6,377
Net Sales (Purchases) of Short-Term Investments
Short-term investments purchased	(6,744)	(982)
Short-term investments sold	7,144
Net Purchases Of Short Term Investment, Total	$ 400	$ (982)